Intangible Assets - Schedule of Intangible Assets (Details) - Mann- India Technologies Private Limited [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross Assets	$ 1,753,737	$ 1,745,153	$ 1,901,726
Accumulated Amortization	(709,807)	(669,499)	(561,008)
Net Assets	1,043,930	1,075,654	1,340,718
Developed Technology [Member]
Gross Assets	$ 1,753,737	$ 1,745,153	$ 1,901,726